UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 2 4	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                                                                                            File No.  811-08241
Amendment No. 141	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	February 14, 2012

It is proposed that this filing will become effective (check appropriate box)
☑  immediately upon filing pursuant to paragraph (b)
☐  on ( date ) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account-9

Prospectus supplement dated February 14, 2012 to
BOA America's Income Annuity prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Additionally, all references to Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares are removed.

2.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth   Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series II Shares are removed.

3.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Global Technology Portfolio: Service II Shares into the Janus Aspen Series – Global Technology Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Global Technology Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Global Technology Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Global Technology Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Global Technology Portfolio: Service II Shares are removed.

4.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Overseas Portfolio: Service II Shares into the Janus Aspen Series – Overseas Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Overseas Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Overseas Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Overseas Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Overseas Portfolio: Service II Shares are removed.

INCORPORATION BY REFERENCE

The prospectus supplements dated June 10, 2011, June 24, 2011, July 12, 2011, September 12, 2011, and December 15, 2011, and the prospectus, statement of additional information, and Part C that were effective May 1, 2011, previously filed with the Commission under SEC file No. 333-79327, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 14 th   day of February , 201 2 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14 th   day of February, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President- Nationwide Financial Network and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact